Condensed consolidated statement of cash flows - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Profit for the financial period	$ 277,803		$ 75,335	$ 457,533		$ 138,525	$ 339,682
Adjustments for:
income tax expense	1,413		2,660	2,201		4,079
depreciation and amortisation charges	47,201		51,084	95,269		100,714
gain on disposal of assets	(39,312)		0	(71,838)		0
interest income	(3,493)		(3,424)	(5,834)		(6,084)
finance expense	15,263		11,477	29,557		28,026
share of profit of equity accounted investees, net of tax	(10,969)		(2,957)	(20,937)		(5,993)
equity-settled share-based payment transactions	921		843	1,723		1,507
provision for claims	2,548		0	5,068		0
Reversal of impairment loss on trade receivables	(576)		0	0		0
unrealized (gain)/loss on derivatives	(17,637)		730	5,371		100
Operating cash flow before working capital changes	273,162		135,748	498,113		260,874
Changes in working capital:
intangible assets	623		(5,696)	7,638		(11,983)
inventories	(24,070)		9,981	(40,727)		11,848
trade and other receivables, and prepayments	61,162		58,355	(95,204)		41,292
trade and other payables	(9,936)		(9,270)	59,298		25,277
Cash generated from operations	300,941		189,118	429,118		327,308
Income tax paid	(2,869)		(1,436)	(3,284)		(2,269)
Net cash provided by operating activities	298,072		187,682	425,834		325,039
Cash flows from investing activities
Interest income received	3,573		2,720	6,762		4,455
Loan to joint ventures	(4,674)		(973)	(4,674)		(3,753)
Equity investment in joint venture	0		(25)	0		(25)
Proceeds from disposal of property, plant and equipment	152,365		0	281,331		0
Proceeds from disposal of other investments	0		0	105		0
Repayment of loan by joint venture	900		6,955	900		6,955
Purchase of property, plant and equipment	(20,549)		(41,023)	(41,334)		(68,342)
Net cash provided by/(used in) investing activities	131,615		(32,346)	243,090		(60,710)
Cash flows from financing activities
Proceeds from borrowings from external financial institutions	0		5,000	200,000		7,000
Repayment of borrowings to external financial institutions	(146,748)		(15,669)	(441,221)		(31,338)
Repayment of lease liabilities	(9,748)		(38,177)	(19,298)		(91,531)
Payment of financing fees	0		(270)	(200)		(489)
Interest paid to external financial institutions	(11,085)		(14,758)	(23,985)		(30,832)
Interest paid to third party	(151)		0	(229)		0
Proceeds from exercise of employee share options	0		0	8,012		0
Proceeds from settlement of derivatives	849		4,535	2,510		7,652
Dividends paid	(143,787)		(50,546)	(231,838)		(65,178)
Purchase of treasury shares	0		0	0		(27,656)
Other finance expense paid	(1,120)		(296)	(2,090)		(2,214)
Net cash used in financing activities	(311,790)		(110,181)	(508,339)		(234,586)
Net increase in cash and cash equivalents	117,897		45,155	160,585		29,743
Cash and cash equivalents at beginning of the financial period	235,263		268,156	192,575		283,568	283,568
Cash and cash equivalents at end of the financial period	353,160		313,311	353,160		313,311	192,575
Cash and cash equivalents at the end of the financial period consists of:
Cash at bank and on hand	270,983		194,022	270,983		194,022	103,609
Cash retained in the commercial pools	82,177	[1]	119,289	82,177	[1]	119,289	88,966 [1]
Cash and cash equivalents	$ 353,160		$ 313,311	$ 353,160		$ 313,311	$ 192,575

[1]	The cash retained in the commercial pools represents cash in the pool bank accounts that are opened in the name of the Group’s pool management companies and can only be used for the operation of vessels within the commercial pools.